Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 53,525	R$ 376,029
Savings account	2,115,562	409,333
Financial investments	2,386,090	3,714,226
Cash and cash equivalents	R$ 4,555,177	R$ 4,499,588	R$ 3,505,824	R$ 1,649,340